Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Zoetis Savings Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs to fair value measurements: Level 1, meaning the use of quoted or published prices for identical instruments in active markets; Level 2, meaning the use of quoted or published prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and Level 3, meaning the use of unobservable inputs. See Note 2. Summary of Significant Accounting Policies: Investment Valuation for information regarding the methods used to determine the fair value of the Plan’s investments.
Investments measured at fair value are summarized below:

	Investments at Fair Value as of December 31, 2025
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Zoetis Stock Fund	$107,489	$—	$—	$107,489
Mutual funds	191,764	—	—	191,764
Common/collective trust funds	1,705,938	—	—	1,705,938
Money market funds	681	—	—	681
Self-directed brokerage funds	48,211	—	—	48,211
Total investments at fair value	$2,054,083	$—	$—	$2,054,083

	Investments at Fair Value as of December 31, 2024
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Zoetis Stock Fund	$160,924	$—	$—	$160,924
Mutual funds	365,628	—	—	365,628
Common/collective trust funds	1,305,257	—	—	1,305,257
Money market funds	2,539	—	—	2,539
Self-directed brokerage funds	35,404	—	—	35,404
Total investments at fair value	$1,869,752	$—	$—	$1,869,752